Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets Tables [Abstract]
Schedule of intangible assets

	Internally generated– completed	Internally generated– in progress	Software licenses	Acquired technology assets	Customer relationships	Brand	Regulatory licenses	Total
Cost
Balance, December 31, 2020	39,504	1,529	3,356	—	—	—	—	44,389
Additions	1,200	6,303	—	—	—	—	—	7,503
Additions through business combinations	—	—	628	21,000	8,900	1,000	6,800	38,328
Impairment	—	(898)	—	—	—	—	—	(898)
Transfers	3,936	(3,936)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(8)	—	—	—	—	(8)
Balance, December 31, 2021	44,640	2,998	3,976	21,000	8,900	1,000	6,800	89,314
Additions	201	7,281	—	—	—	—	—	7,482
Impairment	(18,440)	—	—	—	—	—	—	(18,440)
Transfers	3,132	(3,132)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(3)	—	—	—	—	(3)
Balance, December 31, 2022	29,533	7,147	3,973	21,000	8,900	1,000	6,800	78,353
Additions	—	3,206	—	—	—	—	—	3,206
Impairment	—	—	(10)	—	—	—	—	(10)
Disposals	(13,597)	—	(3,444)	—	—	—	—	(17,041)
Transfers	8,810	(8,810)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(32)	—	—	—	—	(32)
Balance, December 31, 2023	24,746	1,543	487	21,000	8,900	1,000	6,800	64,476

Accumulated amortization
Balance, December 31, 2020	22,231	—	3,246	—	—	—	—	25,477
Amortization	7,279	—	218	1,722	1,427	—	887	11,533
Balance, December 31, 2021	29,510	—	3,464	1,722	1,427	—	887	37,010
Amortization	6,759	—	148	2,100	1,066	—	1,360	11,433
Impairment	(11,919)	—	—	—	—	—	—	(11,919)
Balance, December 31, 2022	24,350	—	3,612	3,822	2,493	—	2,247	36,524
Amortization	3,797	—	105	2,100	1,065	—	1,360	8,427
Disposals	(13,597)	—	(3,444)	—	—	—	—	(17,041)
Effects of movement in exchange rate	(24)	—	28	—	—	—	—	4
Balance, December 31, 2023	14,526	—	301	5,922	3,558	—	3,607	27,914

Net book value
Balance, December 31, 2022	5,183	7,147	361	17,178	6,407	1,000	4,553	41,829
Balance, December 31, 2023	10,220	1,543	186	15,078	5,342	1,000	3,193	36,562